Calvert
Floating-Rate Advantage Fund
June 30, 2020
Schedule of Investments (Unaudited)

Corporate Bonds — 4.4%

Security	Principal Amount (000's omitted)	Value
Air Transport — 0.1%
Delta Air Lines, Inc., 7.00%, 5/1/25(1)	$50	$ 51,666
		$ 51,666
Automotive — 0.1%
Clarios Global, L.P., 6.75%, 5/15/25(1)	$25	$ 26,078
		$ 26,078
Automotive & Auto Parts — 0.0%(2)
Panther BF Aggregator 2, L.P./Panther Finance Co., Inc., 6.25%, 5/15/26(1)	$25	$ 25,892
		$ 25,892
Building and Development — 0.1%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	$25	$24,336
Cushman & Wakefield US Borrower, LLC, 6.75%, 5/15/28(1)	50	52,344
		$76,680
Business Equipment and Services — 0.3%
Allied Universal Holdco, LLC, 6.625%, 7/15/26(1)	$50	$52,662
Garda World Security Corp., 4.625%, 2/15/27(1)	75	74,110
Prime Security Services Borrower, LLC/Prime Finance, Inc., 5.75%, 4/15/26(1)	75	77,894
		$204,666
Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	$75	$75,234
		$75,234
Containers and Glass Products — 1.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	$750	$759,896
		$759,896
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.25%, 6/1/25(1)	$75	$75,797
		$75,797
Financial Intermediaries — 0.0%(2)
AG Issuer, LLC, 6.25%, 3/1/28(1)	$25	$23,313
		$23,313
Security	Principal Amount (000's omitted)	Value
Food, Beverage & Tobacco — 0.2%
Del Monte Foods, Inc., 11.875%, 5/15/25(1)	$100	$ 101,187
		$ 101,187
Health Care — 1.7%
Avantor, Inc., 6.00%, 10/1/24(1)	$300	$ 313,800
HCA, Inc., 5.25%, 4/15/25	750	862,486
		$ 1,176,286
Industrial Equipment — 0.1%
Clark Equipment Co., 5.875%, 6/1/25(1)	$25	$ 25,672
Vertical US Newco, Inc., 5.25%, 7/15/27(1)(3)	50	50,000
		$75,672
Leisure Goods/Activities/Movies — 0.1%
Sabre GLBL, Inc., 9.25%, 4/15/25(1)	$25	$26,453
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	25	25,953
		$52,406
Radio and Television — 0.1%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	$50	$36,496
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	25	23,105
5.25%, 8/15/27(1)	25	23,980
		$83,581
Technology — 0.1%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	$50	$52,609
		$52,609
Telecommunications — 0.2%
CenturyLink, Inc., 4.00%, 2/15/27(1)	$125	$121,277
		$121,277
Total Corporate Bonds (identified cost $2,895,299)		$2,982,240

Exchange-Traded Funds — 1.2%

Security	Shares	Value
Invesco Senior Loan ETF	16,100	$ 343,735
SPDR Blackstone / GSO Senior Loan ETF	10,750	466,335
Total Exchange-Traded Funds (identified cost $866,581)		$ 810,070

Calvert
Floating-Rate Advantage Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Senior Floating Rate Loans — 112.8%(4)

Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 1.0%
Dynasty Acquisition Co., Inc.:
Term Loan, 3.808%, (3 mo. USD LIBOR + 3.50%), 4/6/26	$231	$ 199,580
Term Loan, 3.808%, (3 mo. USD LIBOR + 3.50%), 4/6/26	124	107,301
WP CPP Holdings, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/30/25	445	386,709
		$ 693,590
Air Transport — 0.8%
Delta Air Lines, Inc., Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 4/29/23	$200	$ 196,800
JetBlue Airways Corporation, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/12/24	350	343,729
		$540,529
Automotive — 2.2%
Adient US, LLC, Term Loan, 4.25%, (USD LIBOR + 4.00%), 5/6/24(5)	$248	$238,961
Bright Bidco B.V., Term Loan, 4.572%, (3 mo. USD LIBOR + 3.50%), 6/30/24	168	73,116
Clarios Global L.P., Term Loan, 3.68%, (1 mo. USD LIBOR + 3.50%), 4/30/26	496	474,332
Thor Industries, Inc., Term Loan, 3.938%, (1 mo. USD LIBOR + 3.75%), 2/1/26	111	109,482
TI Group Automotive Systems, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 6/30/22	631	610,714
		$1,506,605
Brokerage/Securities Dealers/Investment Houses — 0.5%
Advisor Group, Inc., Term Loan, 5.178%, (1 mo. USD LIBOR + 5.00%), 7/31/26	$323	$303,164
		$303,164
Building and Development — 2.1%
American Builders & Contractors Supply Co., Inc., Term Loan, 2.178%, (1 mo. USD LIBOR + 2.00%), 1/15/27	$174	$166,176
Brookfield Property REIT, Inc., Term Loan, 2.678%, (1 mo. USD LIBOR + 2.50%), 8/27/25	246	205,097
Core & Main, L.P., Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 8/1/24(5)	249	238,451
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.928%, (1 mo. USD LIBOR + 2.75%), 8/21/25	519	491,445
Realogy Group, LLC, Term Loan, 3.00%, (3 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/8/25	162	150,131
Security	Principal Amount (000's omitted)	Value
Building and Development (continued)
Werner FinCo L.P., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 7/24/24	195	$ 185,238
		$ 1,436,538
Business Equipment and Services — 11.5%
Airbnb, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 4/17/25	$75	$ 78,375
AlixPartners, LLP, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 4/4/24	498	481,517
Allied Universal Holdco, LLC, Term Loan, 4.428%, (1 mo. USD LIBOR + 4.25%), 7/10/26	473	459,082
AppLovin Corporation:
Term Loan, 3.678%, (1 mo. USD LIBOR + 3.50%), 8/15/25	394	383,285
Term Loan, 4.178%, (3 mo. USD LIBOR + 4.00%), 8/15/25	75	73,503
BidFair MergerRight, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 1/15/27	199	187,988
Brand Energy & Infrastructure Services, Inc., Term Loan, 5.452%, (USD LIBOR + 4.25%), 6/21/24(5)	194	178,806
Camelot U.S. Acquisition 1 Co., Term Loan, 3.178%, (1 mo. USD LIBOR + 3.00%), 10/30/26	124	120,696
CCC Information Services, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 4/29/24	666	643,727
Ceridian HCM Holding, Inc., Term Loan, 2.609%, (1 week USD LIBOR + 2.50%), 4/30/25	840	804,284
Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/9/27	375	365,039
EIG Investors Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/9/23	266	258,393
Garda World Security Corporation, Term Loan, 4.93%, (3 mo. USD LIBOR + 4.75%), 10/30/26	103	101,514
IG Investment Holdings, LLC, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 5/23/25	297	273,212
IRI Holdings, Inc., Term Loan, 4.613%, (3 mo. USD LIBOR + 4.25%), 12/1/25	419	398,166
KAR Auction Services, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.25%), 9/19/26	50	47,268
Kronos Incorporated, Term Loan, 3.179%, (1 mo. USD LIBOR + 3.00%), 11/1/23	976	974,988
KUEHG Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/21/25	266	227,966
Outfront Media Capital, LLC, Term Loan, 1.935%, (1 mo. USD LIBOR + 1.75%), 11/18/26	75	71,836
Pike Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 7/24/26	47	45,600
Prime Security Services Borrower, LLC, Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), 9/23/26(5)	394	380,040

Calvert
Floating-Rate Advantage Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Business Equipment and Services (continued)
SMG US Midco 2, Inc., Term Loan, 3.271%, (USD LIBOR + 2.50%), 1/23/25(5)	244	$ 216,902
Spin Holdco, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 11/14/22	494	474,407
Tech Data Corporation, Term Loan, 6/30/25(6)	125	123,906
Trans Union, LLC, Term Loan, 1.928%, (1 mo. USD LIBOR + 1.75%), 11/16/26	72	69,759
WASH Multifamily Laundry Systems, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 5/14/22	214	205,815
West Corporation, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24	244	210,395
		$ 7,856,469
Cable and Satellite Television — 3.4%
Charter Communications Operating, LLC, Term Loan, 1.93%, (1 mo. USD LIBOR + 1.75%), 2/1/27	$497	$479,529
CSC Holdings, LLC, Term Loan, 2.435%, (1 mo. USD LIBOR + 2.25%), 7/17/25	398	378,449
Telenet Financing USD, LLC, Term Loan, 2.185%, (1 mo. USD LIBOR + 2.00%), 4/30/28	275	260,121
UPC Broadband Holding B.V., Term Loan, 2.435%, (1 mo. USD LIBOR + 2.25%), 4/30/28	650	621,562
Virgin Media Bristol, LLC, Term Loan, 2.685%, (1 mo. USD LIBOR + 2.50%), 1/31/28	600	575,700
		$2,315,361
Chemicals and Plastics — 3.3%
Alpha 3 B.V., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 1/31/24	$305	$294,250
Illuminate Buyer, LLC, Term Loan, 6/16/27(6)	75	74,016
Minerals Technologies, Inc., Term Loan, 3.00%, (USD LIBOR + 2.25%, Floor 0.75%), 2/14/24(5)	604	595,035
Momentive Performance Materials, Inc., Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), 5/15/24	347	326,576
PMHC II, Inc., Term Loan, 4.334%, (USD LIBOR + 3.50%), 3/31/25(5)	245	208,239
Pregis TopCo Corporation, Term Loan, 4.178%, (1 mo. USD LIBOR + 4.00%), 7/31/26	50	48,102
Starfruit Finco B.V., Term Loan, 3.188%, (1 mo. USD LIBOR + 3.00%), 10/1/25	497	469,228
Univar, Inc., Term Loan, 2.428%, (1 mo. USD LIBOR + 2.25%), 7/1/24	264	254,959
		$2,270,405
Containers and Glass Products — 1.3%
Berry Global, Inc., Term Loan, 2.177%, (1 mo. USD LIBOR + 2.00%), 7/1/26	$74	$71,306
Security	Principal Amount (000's omitted)	Value
Containers and Glass Products (continued)
Flex Acquisition Company, Inc., Term Loan, 4.433%, (3 mo. USD LIBOR + 3.00%), 12/29/23	505	$ 485,198
Libbey Glass Inc., DIP Loan, 6.25%, (3 mo. USD LIBOR + 11.00%, Floor 1.00%), 1/1/21(7)	58	58,307
Libbey Glass, Inc., Term Loan, 0.00%, 4/9/21(8)	246	50,430
Pelican Products, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 5/1/25	73	67,804
Reynolds Consumer Products, Inc, Term Loan, 1.928%, (1 mo. USD LIBOR + 1.75%), 2/4/27	175	168,344
		$ 901,389
Cosmetics/Toiletries — 1.2%
Kronos Acquisition Holdings, Inc., Term Loan, 5.00%, (2 mo. USD LIBOR + 4.00%, Floor 1.00%), 5/15/23	$850	$ 812,348
		$812,348
Drugs — 2.1%
Albany Molecular Research, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 8/30/24	$195	$188,179
Arbor Pharmaceuticals, Inc., Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), 7/5/23	149	137,535
Elanco Animal Health Incorporated, Term Loan, 2/4/27(6)	150	143,625
Grifols Worldwide Operations USA, Inc., Term Loan, 2.109%, (1 week USD LIBOR + 2.00%), 11/15/27	50	48,043
Jaguar Holding Company II, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 8/18/22	945	931,407
		$1,448,789
Ecological Services and Equipment — 1.3%
GFL Environmental, Inc., Term Loan, 4.00%, (USD LIBOR + 3.00%, Floor 1.00%), 5/30/25(5)	$414	$403,331
US Ecology Holdings, Inc., Term Loan, 2.678%, (1 mo. USD LIBOR + 2.50%), 11/1/26	497	485,063
		$888,394
Electronics/Electrical — 21.2%
Almonde, Inc., Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 6/13/24(5)	$469	$412,217
Applied Systems, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 9/19/24	813	795,428
Astra Acquisition Corp., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/1/27	200	186,533
Avast Software B.V., Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), 9/29/23	97	96,070
Banff Merger Sub, Inc., Term Loan, 4.428%, (1 mo. USD LIBOR + 4.25%), 10/2/25	543	515,813
Buzz Merger Sub, Ltd., Term Loan, 2.928%, (1 mo. USD LIBOR + 2.75%), 1/29/27	150	145,323

Calvert
Floating-Rate Advantage Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electronics/Electrical (continued)
CDW, LLC, Term Loan, 1.93%, (1 mo. USD LIBOR + 1.75%), 10/13/26	99	$ 97,922
CommScope, Inc., Term Loan, 3.428%, (1 mo. USD LIBOR + 3.25%), 4/6/26	796	757,948
Cornerstone OnDemand, Inc., Term Loan, 5.348%, (3 mo. USD LIBOR + 4.25%), 4/22/27	415	409,294
CPI International, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/26/24	121	114,663
Datto, Inc., Term Loan, 4/2/26(6)	400	389,750
ECI Macola Max Holdings, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 9/27/24	197	192,859
Epicor Software Corporation, Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), 6/1/22	784	768,921
EXC Holdings III Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 12/2/24	595	584,587
Go Daddy Operating Company, LLC, Term Loan, 1.928%, (1 mo. USD LIBOR + 1.75%), 2/15/24	497	479,460
Hyland Software, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/1/24	1,053	1,024,971
Infoblox, Inc., Term Loan, 4.678%, (1 mo. USD LIBOR + 4.50%), 11/7/23	244	240,601
Informatica, LLC, Term Loan, 3.428%, (1 mo. USD LIBOR + 3.25%), 2/25/27	748	716,330
MA FinanceCo., LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25	175	171,500
Marcel LUX IV S.a.r.l., Term Loan, 3.428%, (1 mo. USD LIBOR + 3.25%), 3/15/26	349	334,281
NCR Corporation, Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), 8/28/26	223	216,613
Refinitiv US Holdings, Inc., Term Loan, 3.428%, (1 mo. USD LIBOR + 3.25%), 10/1/25	223	218,084
SGS Cayman L.P., Term Loan, 6.38%, (3 mo. USD LIBOR + 5.38%, Floor 1.00%), 4/23/21	65	55,511
SkillSoft Corporation:
DIP Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 9/14/20	19	18,366
Term Loan, 0.00%, 4/28/21(8)	341	212,104
SolarWinds Holdings, Inc., Term Loan, 2.928%, (1 mo. USD LIBOR + 2.75%), 2/5/24	955	926,509
Solera, LLC, Term Loan, 2.928%, (1 mo. USD LIBOR + 2.75%), 3/3/23	694	669,316
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 1.928%, (1 mo. USD LIBOR + 1.75%), 4/16/25	200	191,249
SS&C Technologies, Inc., Term Loan, 1.928%, (1 mo. USD LIBOR + 1.75%), 4/16/25	284	272,214
STG-Fairway Holdings, LLC, Term Loan, 1/31/27(6)	200	187,062
Sutherland Global Services, Inc., Term Loan, 6.38%, (3 mo. USD LIBOR + 5.38%, Floor 1.00%), 4/23/21	277	238,471
Security	Principal Amount (000's omitted)	Value
Electronics/Electrical (continued)
Tibco Software, Inc., Term Loan, 3.93%, (1 mo. USD LIBOR + 3.75%), 6/30/26	618	$ 594,280
TTM Technologies, Inc., Term Loan, 2.673%, (1 mo. USD LIBOR + 2.50%), 9/28/24	200	194,000
Ultimate Software Group, Inc. (The):
Term Loan, 5/4/26(6)	425	418,625
Term Loan, 3.928%, (1 mo. USD LIBOR + 3.75%), 5/4/26	422	409,716
Ultra Clean Holdings, Inc, Term Loan, 4.678%, (1 mo. USD LIBOR + 4.50%), 8/27/25	84	82,775
Veritas Bermuda, Ltd., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/27/23	345	319,723
Vero Parent, Inc., Term Loan, 6.613%, (3 mo. USD LIBOR + 6.25%), 8/16/24	146	142,478
VS Buyer, LLC, Term Loan, 3.428%, (1 mo. USD LIBOR + 3.25%), 2/28/27	673	653,113
		$14,454,680
Equipment Leasing — 2.6%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$950	$888,420
Delos Finance S.a.r.l, Term Loan, 2.058%, (3 mo. USD LIBOR + 1.75%), 10/6/23	950	900,125
		$1,788,545
Financial Intermediaries — 3.1%
Apollo Commercial Real Estate Finance, Inc., Term Loan, 2.935%, (1 mo. USD LIBOR + 2.75%), 5/15/26	$446	$412,087
Aretec Group, Inc., Term Loan, 4.428%, (1 mo. USD LIBOR + 4.25%), 10/1/25	495	455,560
FinCo I, LLC, Term Loan, 2.178%, (1 mo. USD LIBOR + 2.00%), 12/27/22	300	289,249
Focus Financial Partners, LLC, Term Loan, 2.178%, (1 mo. USD LIBOR + 2.00%), 7/3/24	74	71,273
Harbourvest Partners, LLC, Term Loan, 2.565%, (2 mo. USD LIBOR + 2.25%), 3/3/25	40	39,032
Victory Capital Holdings, Inc., Term Loan, 3.937%, (3 mo. USD LIBOR + 2.50%), 7/1/26	328	319,051
Virtus Investment Partners, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.25%, Floor 0.75%), 6/1/24	517	503,128
		$2,089,380
Food Products — 2.2%
Clover Merger Sub, Inc., Term Loan, 3.678%, (1 mo. USD LIBOR + 3.50%), 9/26/24	$349	$329,116
Froneri International, Ltd.:
Term Loan, 2.428%, (1 mo. USD LIBOR + 2.25%), 1/29/27	525	495,688

Calvert
Floating-Rate Advantage Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Food Products (continued)
Froneri International, Ltd.: (continued)
Term Loan - Second Lien, 5.928%, (1 mo. USD LIBOR + 5.75%), 1/31/28	350	$ 338,625
Hearthside Food Solutions, LLC, Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), 5/23/25	50	48,875
Nomad Foods Europe Midco Limited, Term Loan, 2.435%, (1 mo. USD LIBOR + 2.25%), 5/15/24	297	288,014
		$ 1,500,318
Food Service — 1.8%
1011778 B.C. Unlimited Liability Company, Term Loan, 1.928%, (1 mo. USD LIBOR + 1.75%), 11/19/26	$597	$ 567,598
IRB Holding Corp, Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/5/25	317	293,411
Restaurant Technologies, Inc., Term Loan, 3.428%, (1 mo. USD LIBOR + 3.25%), 10/1/25	246	229,012
US Foods, Inc., Term Loan, 3.072%, (3 mo. USD LIBOR + 2.00%), 9/13/26	149	140,501
		$1,230,522
Food/Drug Retailers — 0.4%
BW Gas & Convenience Holdings, LLC, Term Loan, 6.43%, (1 mo. USD LIBOR + 6.25%), 11/18/24	$247	$241,899
		$241,899
Health Care — 12.6%
Accelerated Health Systems, LLC, Term Loan, 3.685%, (1 mo. USD LIBOR + 3.50%), 10/31/25	$49	$47,034
ADMI Corp., Term Loan, 2.928%, (1 mo. USD LIBOR + 2.75%), 4/30/25	324	303,507
Alliance Healthcare Services, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 10/24/23	185	125,974
athenahealth, Inc., Term Loan, 4.818%, (3 mo. USD LIBOR + 4.50%), 2/11/26	646	626,309
Avantor Funding, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), 11/21/24	291	284,502
BioClinica Holding I, L.P., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/20/23	194	180,603
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), 3/1/24(5)	653	628,723
CHG Healthcare Services, Inc., Term Loan, 4.072%, (6 mo. USD LIBOR + 3.00%), 6/7/23	348	336,262
Ensemble RCM, LLC, Term Loan, 4.437%, (3 mo. USD LIBOR + 3.75%), 8/3/26	50	48,446
Envision Healthcare Corporation, Term Loan, 3.928%, (1 mo. USD LIBOR + 3.75%), 10/10/25	493	331,031
Greatbatch, Ltd., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 10/27/22	344	340,550
Security	Principal Amount (000's omitted)	Value
Health Care (continued)
Hanger, Inc., Term Loan, 3.678%, (1 mo. USD LIBOR + 3.50%), 3/6/25	98	$ 94,329
IQVIA, Inc., Term Loan, 2.058%, (3 mo. USD LIBOR + 1.75%), 6/11/25	497	483,160
Medical Solutions, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 6/14/24	248	240,681
MPH Acquisition Holdings, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 6/7/23	737	700,675
National Mentor Holdings, Inc.:
Term Loan, 4.43%, (1 mo. USD LIBOR + 4.25%), 3/9/26	260	251,403
Term Loan, 4.43%, (1 mo. USD LIBOR + 4.25%), 3/9/26	12	11,447
Navicure, Inc., Term Loan, 4.178%, (1 mo. USD LIBOR + 4.00%), 10/22/26	299	289,524
One Call Corporation, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 11/25/22	168	145,505
Ortho-Clinical Diagnostics S.A., Term Loan, 3.429%, (1 mo. USD LIBOR + 3.25%), 6/30/25	420	392,906
Radiology Partners, Inc., Term Loan, 5.667%, (USD LIBOR + 4.25%), 7/9/25(5)	391	364,448
RadNet, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 3.75%, Floor 1.00%), 6/30/23	480	459,822
Select Medical Corporation, Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), 3/6/25	823	785,452
Surgery Center Holdings, Inc., Term Loan, 9.00%, (1 mo. USD LIBOR + 8.00%, Floor 1.00%), 9/3/24	249	251,869
Tecomet, Inc., Term Loan, 4.675%, (3 mo. USD LIBOR + 3.50%), 5/1/24	222	211,175
U.S. Anesthesia Partners, Inc., Term Loan, 6/23/24(6)	200	178,333
Verscend Holding Corp., Term Loan, 4.678%, (1 mo. USD LIBOR + 4.50%), 8/27/25	494	481,398
		$8,595,068
Home Furnishings — 0.9%
Serta Simmons Bedding, LLC:
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	$153	$151,725
Term Loan - Second Lien, 8.50%, (2 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	506	436,788
		$588,513
Industrial Equipment — 6.5%
Altra Industrial Motion Corp., Term Loan, 2.178%, (1 mo. USD LIBOR + 2.00%), 10/1/25	$65	$62,004
Apex Tool Group, LLC, Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), 8/1/24	160	143,740
Carlisle Foodservice Products, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 3/20/25	145	135,392
Clark Equipment Company, Term Loan, 2.058%, (3 mo. USD LIBOR + 1.75%), 5/18/24	599	579,733

Calvert
Floating-Rate Advantage Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Equipment (continued)
CPM Holdings, Inc., Term Loan, 3.962%, (3 mo. USD LIBOR + 3.75%), 11/17/25	321	$ 292,439
DexKo Global, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/24/24	243	229,246
EWT Holdings III Corp., Term Loan, 2.928%, (1 mo. USD LIBOR + 2.75%), 12/20/24	670	651,132
Filtration Group Corporation, Term Loan, 3.178%, (1 mo. USD LIBOR + 3.00%), 3/29/25	494	475,761
Gardner Denver, Inc.:
Term Loan, 3/1/27(6)	125	122,109
Term Loan, 1.928%, (1 mo. USD LIBOR + 1.75%), 3/1/27	25	23,753
Ingersoll-Rand Services Company, Term Loan, 1.928%, (1 mo. USD LIBOR + 1.75%), 3/1/27	100	94,794
LTI Holdings, Inc., Term Loan, 3.678%, (1 mo. USD LIBOR + 3.50%), 9/6/25	249	212,168
Robertshaw US Holding Corp., Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), 2/28/25(5)	415	345,852
Terex Corporation, Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 1/31/24	815	794,320
Titan Acquisition Limited, Term Loan, 3.361%, (3 mo. USD LIBOR + 3.00%), 3/28/25	292	267,769
		$4,430,212
Insurance — 4.7%
Alliant Holdings Intermediate, LLC, Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), 5/9/25	$248	$238,033
AmWINS Group, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 1/25/24	610	594,412
AssuredPartners, Inc., Term Loan, 3.678%, (1 mo. USD LIBOR + 3.50%), 2/12/27	274	262,338
Asurion, LLC:
Term Loan, 3.178%, (1 mo. USD LIBOR + 3.00%), 8/4/22	754	735,923
Term Loan - Second Lien, 6.678%, (1 mo. USD LIBOR + 6.50%), 8/4/25	100	99,646
Hub International Limited, Term Loan, 4.02%, (3 mo. USD LIBOR + 3.00%), 4/25/25	514	491,990
NFP Corp., Term Loan, 3.428%, (1 mo. USD LIBOR + 3.25%), 2/15/27	348	324,997
USI, Inc., Term Loan, 3.308%, (3 mo. USD LIBOR + 3.00%), 5/16/24	441	420,180
		$3,167,519
Leisure Goods/Activities/Movies — 4.4%
AMC Entertainment Holdings, Inc., Term Loan, 4.08%, (6 mo. USD LIBOR + 3.00%), 4/22/26	$293	$214,027
Bombardier Recreational Products, Inc.:
Term Loan, 2.178%, (1 mo. USD LIBOR + 2.00%), 5/24/27	635	607,099
Security	Principal Amount (000's omitted)	Value
Leisure Goods/Activities/Movies (continued)
Bombardier Recreational Products, Inc.: (continued)
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5/24/27	75	$ 75,375
Carnival Corporation, Term Loan, 6/30/25(6)	125	121,250
ClubCorp Club Operations, Inc., Term Loan, 9/18/24(6)	200	170,600
Crown Finance US, Inc., Term Loan, 3.322%, (6 mo. USD LIBOR + 2.25%), 2/28/25	387	292,966
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24	500	477,500
Emerald Expositions Holding, Inc., Term Loan, 2.928%, (1 mo. USD LIBOR + 2.75%), 5/22/24	282	251,497
Match Group, Inc., Term Loan, 2.184%, (3 mo. USD LIBOR + 1.75%), 2/13/27	500	475,000
Travel Leaders Group, LLC, Term Loan, 4.184%, (1 mo. USD LIBOR + 4.00%), 1/25/24	395	271,542
		$2,956,856
Lodging and Casinos — 1.5%
ESH Hospitality, Inc., Term Loan, 2.178%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$378	$360,292
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24	219	187,458
RHP Hotel Properties L.P., Term Loan, 2.18%, (1 mo. USD LIBOR + 2.00%), 5/11/24	501	479,368
		$1,027,118
Publishing — 1.4%
Getty Images, Inc., Term Loan, 4.688%, (1 mo. USD LIBOR + 4.50%), 2/19/26	$268	$240,165
Harland Clarke Holdings Corp., Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 11/3/23	122	88,846
LSC Communications, Inc., Term Loan, 0.00%, 9/30/22(8)	142	13,845
Nielsen Finance, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 6/4/25	75	74,532
ProQuest, LLC, Term Loan, 3.678%, (1 mo. USD LIBOR + 3.50%), 10/23/26	522	508,336
		$925,724
Radio and Television — 4.1%
Diamond Sports Group, LLC, Term Loan, 3.43%, (3 mo. USD LIBOR + 3.25%), 8/24/26	$248	$203,152
Entercom Media Corp., Term Loan, 2.684%, (1 mo. USD LIBOR + 2.50%), 11/18/24	344	322,764
Gray Television, Inc., Term Loan, 2.673%, (1 mo. USD LIBOR + 2.50%), 1/2/26	673	653,232
iHeartCommunications, Inc., Term Loan, 3.178%, (1 mo. USD LIBOR + 3.00%), 5/1/26	423	391,512

Calvert
Floating-Rate Advantage Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Radio and Television (continued)
Mission Broadcasting, Inc., Term Loan, 2.423%, (1 mo. USD LIBOR + 2.25%), 1/17/24	139	$ 133,031
Nexstar Broadcasting, Inc., Term Loan, 2.434%, (1 mo. USD LIBOR + 2.25%), 1/17/24	543	517,110
Terrier Media Buyer, Inc., Term Loan, 4.428%, (1 mo. USD LIBOR + 4.25%), 12/17/26	374	357,864
Univision Communications, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/13/26	234	223,788
		$ 2,802,453
Rail Industries — 0.7%
Gates Global, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/1/24	$413	$ 399,599
Genesee & Wyoming Inc., Term Loan, 2.308%, (3 mo. USD LIBOR + 2.00%), 12/30/26	75	72,325
		$471,924
Retailers (Except Food and Drug) — 2.5%
Bass Pro Group, LLC, Term Loan, 6.072%, (6 mo. USD LIBOR + 5.00%), 9/25/24	$344	$331,972
BJ's Wholesale Club, Inc., Term Loan, 2.435%, (1 mo. USD LIBOR + 2.25%), 2/3/24	430	417,550
Coinamatic Canada, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 5/14/22	33	31,890
Hoya Midco, LLC, Term Loan, 4.572%, (6 mo. USD LIBOR + 3.50%), 6/30/24	194	163,056
LSF9 Atlantis Holdings, LLC, Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), 5/1/23	138	114,566
PetSmart, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 3/11/22	666	659,557
		$1,718,591
Steel — 2.1%
Atkore International, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 12/22/23	$300	$293,625
GrafTech Finance, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/12/25	172	167,138
Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25	245	220,090
Zekelman Industries, Inc., Term Loan, 2.43%, (1 mo. USD LIBOR + 2.25%), 1/24/27	773	744,073
		$1,424,926
Surface Transport — 0.9%
Agro Merchants NAI Holdings, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 12/6/24	$122	$117,290
Security	Principal Amount (000's omitted)	Value
Surface Transport (continued)
Avis Budget Car Rental, LLC, Term Loan, 2.43%, (1 mo. USD LIBOR + 2.25%), 8/6/27	523	$ 468,048
		$ 585,338
Telecommunications — 7.1%
CenturyLink, Inc., Term Loan, 2.428%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$971	$ 918,587
Colorado Buyer, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 5/1/24	391	300,674
Digicel International Finance Limited, Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%), 5/28/24	243	204,535
Intelsat Jackson Holdings S.A.:
DIP Loan, 5.05%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 7/14/21(7)	170	172,959
Term Loan, 8.00%, (USD Prime + 4.75%), 11/27/23	574	574,539
Level 3 Financing, Inc., Term Loan, 1.928%, (1 mo. USD LIBOR + 1.75%), 3/1/27	439	415,504
SBA Senior Finance II, LLC, Term Loan, 1.93%, (1 mo. USD LIBOR + 1.75%), 4/11/25	681	655,826
Syniverse Holdings, Inc., Term Loan, 6.873%, (6 mo. USD LIBOR + 5.00%), 3/9/23	244	175,339
Telesat Canada, Term Loan, 2.93%, (1 mo. USD LIBOR + 2.75%), 12/7/26	100	95,520
T-Mobile USA, Inc., Term Loan, 3.178%, (1 mo. USD LIBOR + 3.00%), 4/1/27	300	300,000
Zayo Group Holdings, Inc., Term Loan, 3.178%, (1 mo. USD LIBOR + 3.00%), 3/9/27	175	166,025
Ziggo Financing Partnership, Term Loan, 2.685%, (1 mo. USD LIBOR + 2.50%), 4/30/28	900	852,750
		$4,832,258
Utilities — 1.4%
Calpine Corporation, Term Loan, 2.43%, (1 mo. USD LIBOR + 2.25%), 1/15/24	$497	$481,114
USIC Holdings, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/8/23	499	476,930
		$958,044
Total Senior Floating Rate Loans (identified cost $79,666,884)		$76,763,469

Calvert
Floating-Rate Advantage Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 4.1%

Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(9)	2,795,650	$ 2,795,650
Total Short-Term Investments (identified cost $2,795,650)		$ 2,795,650
Total Investments — 122.5% (identified cost $86,224,414)		$83,351,429
Less Unfunded Loan Commitments — (0.2)%		$ (112,560)

Net Investments — 122.3% (identified cost $86,111,854)	$83,238,869

Other Assets, Less Liabilities — (22.3)%	$(15,183,544)
Net Assets — 100.0%	$68,055,325

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $2,119,754, which represents 3.1% of the net assets of the Fund as of June 30, 2020.
(2)	Amount is less than 0.05%.
(3)	When-issued security.
(4)	Remaining maturities of senior floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Senior floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2020. Senior floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a senior floating rate loan.
(5)	The stated interest rate represents the weighted average interest rate at June 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(6)	This Senior Loan will settle after June 30, 2020, at which time the interest rate will be determined.
(7)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At June 30, 2020, the total value of unfunded loan commitments is $114,114.
(8)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(9)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.

Abbreviations:
LIBOR	– London Interbank Offered Rate

Currency Abbreviations:
USD	– United States Dollar

At June 30, 2020, the value of the Fund’s investment in affiliated funds was $2,795,650, which represents 4.1% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2020 were as follows:
Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ —	$8,292,867	$(5,497,217)	$ —	$ —	$2,795,650	$191	2,795,650
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities

Calvert
Floating-Rate Advantage Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 2,982,240	$ —	$ 2,982,240
Exchange-Traded Funds	810,070	—	—	810,070
Senior Floating Rate Loans (Less Unfunded Loan Commitments)	—	76,650,909	—	76,650,909
Short-Term Investments	—	2,795,650	—	2,795,650
Total Investments	$ 810,070	$82,428,799	$ —	$83,238,869
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.